UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Prospect Management, LLC
Address:       250 Mill Street
               Rochester, NY 14614

Form 13F File Number: 028-12899

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          A. Andy Nahas
Title:         Managing Member
Phone:         585-777-4120

Signature, Place, and Date of Signing:

/s/ A. Andy Nahas                Rochester, NY                05/15/08
-----------------                -----------------            ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                        TITLE OF              VALUE    SHARES/ SH/  PUT/  INVSTMNT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                          CLASS     CUSIP     (x$1000)   PRN AMT PRN  CALL  DSCRTN    MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------ ---------- ------ -----
ABAXIS INC                              COM     002567105     2,617    112,931 SH         SOLE      N/A       112,931
AMERICAN PUBLIC EDUCATION INC           COM     02913V103       800     26,400 SH         SOLE      N/A        26,400
BAIDU.COM INC                           COM     056752108    13,635     56,900 SH         SOLE      N/A        56,900
CBEYOND INC                             COM     149847105    11,877    633,100 SH         SOLE      N/A       633,100
CNINSURE INC                            COM     18976M103     1,251    108,500 SH         SOLE      N/A       108,500
CTRIP.COM INTL LTD                      COM     22943F100    12,552    236,736 SH         SOLE      N/A       236,736
DEALERTRACK HOLDINGS INC                COM     242309102    10,726    531,000 SH         SOLE      N/A       531,000
LOOPNET INC                             COM     543524300     9,677    763,800 SH         SOLE      N/A       763,800
MERCADOLIBRE INC                        COM     58733R102     7,863    198,307 SH         SOLE      N/A       198,307
NATIONAL RESEARCH CORP                  COM     637372103       612     23,723 SH         SOLE      N/A        23,723
NEW ORIENTAL EDUCATION AND TECHNOLOGY   COM     647581107    12,978    200,100 SH         SOLE      N/A       200,100
ONVIA INC                               COM     68338T403       581     92,042 SH         SOLE      N/A        92,042
RISKMETRICS GROUP INC                   COM     767735103     3,864    199,700 SH         SOLE      N/A       199,700
SEQUENOM INC                            COM     817337405       908    140,282 SH         SOLE      N/A       140,282
UCN INC                                 COM     902636109     4,007  1,284,270 SH         SOLE      N/A     1,284,270
YUCHENG TECHNOLOGIES LTD                COM     G98777108    13,505    815,044 SH         SOLE      N/A       815,044

                                     16                    107,453



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         16
Form 13F Information Table Value Total:         107,453
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


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